Real estate property under development and held for sale (Tables)	6 Months Ended
Jun. 30, 2013
Real estate property under development and held for sale [Abstract]
Schedule Of Real Estate Property Completed And Under Development

The following summarizes the components of real estate property under development and held for sale at December 31, 2012 and June 30, 2013:

	December 31, 2012	June 30, 2013
	US$	US$
	(Audited)	(Unaudited)
Under development:
Current:
Xuzhou Colorful Garden	21,238,889	-
Zhengzhou Modern City	57,408,025	25,625,742
Zhengzhou Century East A	53,604,699	37,728,545
Zhengzhou Century East B	98,948,705	33,183,100
Zhengzhou Royal Palace	98,557,509	23,345,035
Jinan Xinyuan Splendid	297,909,913	200,044,365
Kunshan International City Garden	123,002,290	51,976,937
Chengdu Xinyuan Splendid II	41,573,242	-
Zhengzhou Yipin Xiangshan Phase II	56,189,379	2,862,432
Xuzhou New Land (Xuzhou Colorful City)	39,943,324	41,592,596
Zhengzhou New Land (Zhengzhou XIN City)	97,601,917	111,287,763
Suzhou New Land (Suzhou XIN City)	44,942,686	50,280,884
Beijing New Land (Beijing Xindo Park)	170,596,964	177,688,031
New York New Land	55,587,073	58,748,611
	1,257,104,615	814,364,041
Profit recognized	279,176,906	138,716,685
Less: progress billings	(813,462,059)	(347,407,266)

Total real estate property under development	722,819,462	605,673,460

Northern Nevada Land Portfolio	1,191,200	818,000
Lennox Project	10,000,000	5,679,566
Real estate property held for sale	11,191,200	6,497,566

Total real estate property under development and held for sale	734,010,662	612,171,026